Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 1.1%
ATI, Inc.(1)	33	$ 2,849
General Electric Co.	74,009	19,049,176
Moog, Inc., Class A	2,948	533,500
		$ 19,585,525
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	21,671	$ 2,079,332
Expeditors International of Washington, Inc.	16,470	1,881,698
FedEx Corp.	34,523	7,847,423
GXO Logistics, Inc.(1)	3,417	166,408
United Parcel Service, Inc., Class B	102,696	10,366,134
		$22,340,995
Automobile Components — 0.3%
Aptiv PLC(1)	39,535	$2,697,078
Autoliv, Inc.	13,388	1,498,117
BorgWarner, Inc.	32,329	1,082,375
Lear Corp.	9,928	942,961
		$6,220,531
Automobiles — 0.8%
Ford Motor Co.	650,196	$7,054,627
General Motors Co.	153,667	7,561,953
		$14,616,580
Banks — 13.5%
Bank of America Corp.	756,070	$35,777,232
Bank OZK	17,536	825,244
BOK Financial Corp.	3,981	388,665
Cadence Bank	28,560	913,349
Citigroup, Inc.	229,813	19,561,683
Citizens Financial Group, Inc.	79,011	3,535,742
Columbia Banking System, Inc.	37,732	882,174
Comerica, Inc.	22,815	1,360,915
Commerce Bancshares, Inc.	23,475	1,459,441
Cullen/Frost Bankers, Inc.	10,467	1,345,428
East West Bancorp, Inc.	25,143	2,538,940
F.N.B. Corp.	65,837	959,903
Fifth Third Bancorp	121,812	5,010,128
First Citizens Bancshares, Inc., Class A	1,366	2,672,538
First Financial Bankshares, Inc.	17,632	634,399
First Horizon Corp.	89,752	1,902,742
Flagstar Financial, Inc.	12,000	127,200
Glacier Bancorp, Inc.	20,431	880,168
Hancock Whitney Corp.	15,296	877,990
Home BancShares, Inc.	31,313	891,168
Huntington Bancshares, Inc.	264,458	4,432,316
JPMorgan Chase & Co.	237,421	68,830,722
Security	Shares	Value
Banks (continued)
KeyCorp	200,795	$ 3,497,849
M&T Bank Corp.	29,318	5,687,399
Old National Bancorp	54,865	1,170,819
Pinnacle Financial Partners, Inc.	10,190	1,125,078
PNC Financial Services Group, Inc.	55,771	10,396,830
Popular, Inc.	12,449	1,372,004
Regions Financial Corp.	164,625	3,871,980
SouthState Corp.	18,527	1,705,040
Synovus Financial Corp.	24,473	1,266,478
Truist Financial Corp.	200,723	8,629,082
U.S. Bancorp	220,590	9,981,698
UMB Financial Corp.	13,164	1,384,326
United Bankshares, Inc.	25,113	914,867
Valley National Bancorp	87,636	782,590
Webster Financial Corp.	29,939	1,634,669
Wells Fargo & Co.	375,398	30,076,888
Western Alliance Bancorp	18,885	1,472,652
Wintrust Financial Corp.	12,158	1,507,349
Zions Bancorp NA	25,196	1,308,680
		$243,594,365
Beverages — 2.0%
Coca-Cola Co.	175,462	$12,413,937
Keurig Dr. Pepper, Inc.	151,388	5,004,887
PepsiCo, Inc.	143,937	19,005,442
Primo Brands Corp., Class A	17,912	530,553
		$36,954,819
Biotechnology — 2.1%
Alkermes PLC(1)	9,282	$265,558
Amgen, Inc.	20,004	5,585,317
Biogen, Inc.(1)	26,229	3,294,100
Exact Sciences Corp.(1)	1,931	102,613
Gilead Sciences, Inc.	118,714	13,161,821
Insmed, Inc.(1)	14,656	1,474,980
Ionis Pharmaceuticals, Inc.(1)	14,865	587,316
Madrigal Pharmaceuticals, Inc.(1)	2,831	856,774
Moderna, Inc.(1)	61,816	1,705,503
Regeneron Pharmaceuticals, Inc.	16,045	8,423,625
Revolution Medicines, Inc.(1)	28,866	1,061,980
Roivant Sciences Ltd.(1)	69,817	786,838
United Therapeutics Corp.(1)	1,360	390,796
		$37,697,221
Broadline Retail — 0.1%
eBay, Inc.	27,909	$2,078,104
		$2,078,104
Building Products — 1.4%
A.O. Smith Corp.	12,930	$847,820

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Advanced Drainage Systems, Inc.	4,505	$ 517,444
Allegion PLC	2,396	345,312
Builders FirstSource, Inc.(1)	13,819	1,612,539
Carlisle Cos., Inc.	10,434	3,896,056
Carrier Global Corp.	119,791	8,767,503
Fortune Brands Innovations, Inc.	14,032	722,368
Johnson Controls International PLC	69,745	7,366,467
Masco Corp.	10,662	686,206
Simpson Manufacturing Co., Inc.	2,190	340,129
UFP Industries, Inc.	7,312	726,520
Zurn Elkay Water Solutions Corp., Class C	9,865	360,763
		$26,189,127
Capital Markets — 7.0%
Affiliated Managers Group, Inc.	3,737	$735,329
Ameriprise Financial, Inc.	9,703	5,178,782
Bank of New York Mellon Corp.	75,808	6,906,867
Blackrock, Inc.	14,075	14,768,194
Blackstone, Inc.	51,881	7,760,360
Carlyle Group, Inc.	40,337	2,073,322
Cboe Global Markets, Inc.	731	170,477
Charles Schwab Corp.	101,110	9,225,276
CME Group, Inc.	33,288	9,174,839
Coinbase Global, Inc., Class A(1)	19,155	6,713,636
Evercore, Inc., Class A	3,941	1,064,149
Franklin Resources, Inc.	49,943	1,191,141
Goldman Sachs Group, Inc.	35,424	25,071,336
Houlihan Lokey, Inc.	2,250	404,887
Intercontinental Exchange, Inc.	41,663	7,643,911
Invesco Ltd.	76,694	1,209,464
Janus Henderson Group PLC	20,642	801,735
Jefferies Financial Group, Inc.	30,366	1,660,717
KKR & Co., Inc.	12,993	1,728,459
Nasdaq, Inc.	20,828	1,862,440
Northern Trust Corp.	35,124	4,453,372
PJT Partners, Inc., Class A	500	82,505
Raymond James Financial, Inc.	33,315	5,109,522
State Street Corp.	52,010	5,530,743
Stifel Financial Corp.	17,353	1,800,894
T. Rowe Price Group, Inc.	39,717	3,832,690
TPG, Inc.	7,552	396,102
Virtu Financial, Inc., Class A	14,673	657,204
		$127,208,353
Chemicals — 1.4%
Air Products and Chemicals, Inc.	3,895	$1,098,624
Axalta Coating Systems Ltd.(1)	38,750	1,150,488
Balchem Corp.	19	3,025
Celanese Corp.	17,662	977,238
Eastman Chemical Co.	23,185	1,730,992
Ecolab, Inc.	692	186,452
Security	Shares	Value
Chemicals (continued)
Element Solutions, Inc.	47,163	$ 1,068,242
FMC Corp.	23,431	978,244
International Flavors & Fragrances, Inc.	35,409	2,604,332
Linde PLC	13,699	6,427,297
Mosaic Co.	65,373	2,384,807
PPG Industries, Inc.	42,888	4,878,510
RPM International, Inc.	14,422	1,584,113
		$ 25,072,364
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc.(1)	867	$200,433
Republic Services, Inc.	777	191,616
Waste Management, Inc.	3,773	863,338
		$1,255,387
Communications Equipment — 0.8%
Cisco Systems, Inc.	177,046	$12,283,451
Juniper Networks, Inc.	31,403	1,253,922
Lumentum Holdings, Inc.(1)	2,078	197,535
		$13,734,908
Construction & Engineering — 0.1%
AECOM	13,195	$1,489,188
Valmont Industries, Inc.	2,472	807,281
		$2,296,469
Construction Materials — 0.5%
CRH PLC	76,611	$7,032,890
Knife River Corp.(1)	2,000	163,280
Vulcan Materials Co.	5,657	1,475,459
		$8,671,629
Consumer Finance — 2.0%
Ally Financial, Inc.	48,539	$1,890,594
American Express Co.	24,804	7,911,980
Capital One Financial Corp.	79,465	16,906,974
Credit Acceptance Corp.(1)(2)	445	226,696
FirstCash Holdings, Inc.	1,891	255,550
OneMain Holdings, Inc.	20,217	1,152,369
SLM Corp.	28,070	920,415
SoFi Technologies, Inc.(1)	79,254	1,443,215
Synchrony Financial	69,567	4,642,902
		$35,350,695
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	72,830	$1,566,573
BJ's Wholesale Club Holdings, Inc.(1)	10,294	1,110,002
Casey's General Stores, Inc.	2,104	1,073,608
Dollar General Corp.	30,359	3,472,463
Kroger Co.	108,374	7,773,667

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Maplebear, Inc.(1)	6,759	$ 305,777
Performance Food Group Co.(1)	19,115	1,671,989
Sysco Corp.	83,096	6,293,691
Target Corp.	62,576	6,173,122
U.S. Foods Holding Corp.(1)	21,380	1,646,474
Walmart, Inc.	157,437	15,394,190
		$ 46,481,556
Containers & Packaging — 1.4%
Amcor PLC	458,064	$4,209,608
AptarGroup, Inc.	5,050	789,972
Avery Dennison Corp.	11,961	2,098,797
Ball Corp.	43,293	2,428,304
Crown Holdings, Inc.	19,299	1,987,411
Graphic Packaging Holding Co.	56,990	1,200,779
International Paper Co.	107,955	5,055,533
Packaging Corp. of America	15,120	2,849,364
Sealed Air Corp.	26,641	826,670
Silgan Holdings, Inc.	19,023	1,030,666
Smurfit WestRock PLC	74,744	3,225,204
		$25,702,308
Distributors — 0.2%
Genuine Parts Co.	19,191	$2,328,060
LKQ Corp.	35,438	1,311,561
Pool Corp.	1,829	533,117
		$4,172,738
Diversified Consumer Services — 0.1%
ADT, Inc.	66,556	$563,729
Adtalem Global Education, Inc.(1)	1,483	188,682
H&R Block, Inc.	5,118	280,927
Service Corp. International	18,116	1,474,643
		$2,507,981
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	33,957	$1,083,568
W.P. Carey, Inc.	40,254	2,511,044
		$3,594,612
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	846,989	$24,511,862
Verizon Communications, Inc.	500,935	21,675,457
		$46,187,319
Electric Utilities — 2.3%
Alliant Energy Corp.	47,733	$2,886,415
Evergy, Inc.	42,247	2,912,086
Eversource Energy	68,098	4,332,395
Exelon Corp.	165,423	7,182,667
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	9,429	$ 1,088,578
NextEra Energy, Inc.	151,229	10,498,317
NRG Energy, Inc.	23,199	3,725,295
Portland General Electric Co.	19,163	778,593
TXNM Energy, Inc.	15,247	858,711
Xcel Energy, Inc.	97,805	6,660,520
		$ 40,923,577
Electrical Equipment — 0.7%
Acuity, Inc.	1,315	$392,317
AMETEK, Inc.	5,468	989,489
Emerson Electric Co.	57,221	7,629,276
Hubbell, Inc.	1,261	515,005
nVent Electric PLC	25,055	1,835,279
Regal Rexnord Corp.	6,759	979,784
Rockwell Automation, Inc.	1,581	525,161
		$12,866,311
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.(1)	6,337	$807,524
CDW Corp.	14,025	2,504,725
Cognex Corp.	16,699	529,692
Coherent Corp.(1)	11,440	1,020,562
Flex Ltd.(1)	56,919	2,841,396
Itron, Inc.(1)	4,120	542,316
Jabil, Inc.	135	29,444
Littelfuse, Inc.	2,074	470,238
Ralliant Corp.(1)	5,941	288,111
TD SYNNEX Corp.	10,965	1,487,951
Teledyne Technologies, Inc.(1)	4,067	2,083,565
Trimble, Inc.(1)	31,866	2,421,179
Vontier Corp.	15,802	583,094
Zebra Technologies Corp., Class A(1)	3,101	956,224
		$16,566,021
Energy Equipment & Services — 0.4%
Baker Hughes Co.	171,233	$6,565,073
		$6,565,073
Entertainment — 1.6%
Roku, Inc.(1)	8,037	$706,372
Take-Two Interactive Software, Inc.(1)	17,356	4,214,904
Walt Disney Co.	149,919	18,591,455
Warner Bros. Discovery, Inc.(1)	407,306	4,667,727
Warner Music Group Corp., Class A	9,495	258,644
		$28,439,102
Financial Services — 0.8%
Equitable Holdings, Inc.	45,066	$2,528,203
Essent Group Ltd.	18,089	1,098,545

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Euronet Worldwide, Inc.(1)	1,307	$ 132,504
Jack Henry & Associates, Inc.	108	19,458
Jackson Financial, Inc., Class A	426	37,824
MGIC Investment Corp.	38,801	1,080,220
Mr. Cooper Group, Inc.(1)	10,757	1,605,052
PayPal Holdings, Inc.(1)	94,738	7,040,928
PennyMac Financial Services, Inc.	6,025	600,331
Voya Financial, Inc.	17,086	1,213,106
		$15,356,171
Food Products — 2.1%
Bunge Global SA	23,375	$1,876,545
Campbell's Co.	34,577	1,059,785
Conagra Brands, Inc.	83,540	1,710,064
Darling Ingredients, Inc.(1)	26,281	997,101
General Mills, Inc.	96,054	4,976,558
Hershey Co.	15,253	2,531,235
Hormel Foods Corp.	51,060	1,544,565
Ingredion, Inc.	10,469	1,419,806
J.M. Smucker Co.	9,927	974,831
Kellanova	43,725	3,477,449
Kraft Heinz Co.	156,187	4,032,748
Lamb Weston Holdings, Inc.	6,116	317,115
McCormick & Co., Inc.	37,453	2,839,687
Mondelez International, Inc., Class A	132,459	8,933,035
Pilgrim's Pride Corp.	7,195	323,631
Post Holdings, Inc.(1)	8,590	936,568
		$37,950,723
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	11,275	$838,747
UGI Corp.	40,164	1,462,773
		$2,301,520
Ground Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	12,400	$1,780,640
Knight-Swift Transportation Holdings, Inc.	29,101	1,287,137
Landstar System, Inc.	1,141	158,622
Ryder System, Inc.	7,430	1,181,370
Saia, Inc.(1)	1,194	327,144
Union Pacific Corp.	44,997	10,352,910
XPO, Inc.(1)	12,870	1,625,352
		$16,713,175
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	120,510	$16,390,565
Align Technology, Inc.(1)	200	37,866
Baxter International, Inc.	73,595	2,228,456
Becton Dickinson & Co.	21,336	3,675,126
Cooper Cos., Inc.(1)	12,771	908,784
Security	Shares	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	73,228	$ 5,423,998
Glaukos Corp.(1)	9,128	942,831
Hologic, Inc.(1)	10,479	682,812
Medtronic PLC	151,699	13,223,602
STERIS PLC	130	31,229
Zimmer Biomet Holdings, Inc.	21,268	1,939,854
		$ 45,485,123
Health Care Providers & Services — 5.0%
Centene Corp.(1)	87,668	$4,758,619
Cigna Group	35,499	11,735,259
CVS Health Corp.	171,728	11,845,798
DaVita, Inc.(1)	6,825	972,221
Elevance Health, Inc.	30,190	11,742,702
Encompass Health Corp.	9,216	1,130,158
Ensign Group, Inc.	453	69,880
Guardant Health, Inc.(1)	4,000	208,160
Henry Schein, Inc.(1)	21,999	1,607,027
Humana, Inc.	21,467	5,248,252
Labcorp Holdings, Inc.	10,050	2,638,226
Molina Healthcare, Inc.(1)	9,142	2,723,402
Option Care Health, Inc.(1)	4,264	138,495
Quest Diagnostics, Inc.	17,546	3,151,788
UnitedHealth Group, Inc.	103,498	32,288,271
		$90,258,258
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	31,890	$2,316,171
American Healthcare REIT, Inc.	22,046	809,970
CareTrust REIT, Inc.	16,883	516,620
Healthcare Realty Trust, Inc.	58,815	932,806
Healthpeak Properties, Inc.	129,158	2,261,557
Omega Healthcare Investors, Inc.	53,956	1,977,487
Ventas, Inc.	28,548	1,802,806
		$10,617,417
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	127,724	$1,961,841
Ryman Hospitality Properties, Inc.	7,608	750,681
		$2,712,522
Hotels, Restaurants & Leisure — 0.7%
Aramark	36,276	$1,518,876
Brinker International, Inc.(1)	1,000	180,330
Darden Restaurants, Inc.	9,271	2,020,800
Life Time Group Holdings, Inc.(1)	7,000	212,310
Starbucks Corp.	71,798	6,578,851
Vail Resorts, Inc.(2)	5,416	851,016
Wyndham Hotels & Resorts, Inc.	7,922	643,345
		$12,005,528

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.1%
D.R. Horton, Inc.	50,320	$ 6,487,254
Lennar Corp., Class A	44,210	4,890,068
Mohawk Industries, Inc.(1)	6,439	675,065
PulteGroup, Inc.	37,032	3,905,395
Somnigroup International, Inc.	2,920	198,706
Taylor Morrison Home Corp.(1)	17,211	1,057,099
Toll Brothers, Inc.	18,223	2,079,791
TopBuild Corp.(1)	1,959	634,207
		$19,927,585
Household Products — 1.4%
Church & Dwight Co., Inc.	5,190	$498,811
Clorox Co.	16,043	1,926,283
Colgate-Palmolive Co.	7,052	641,027
Kimberly-Clark Corp.	29,698	3,828,666
Procter & Gamble Co.	115,748	18,440,971
		$25,335,758
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	132,953	$1,398,666
Brookfield Renewable Corp.	8,789	288,103
Clearway Energy, Inc., Class C	10,220	327,040
		$2,013,809
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	43,806	$728,494
EastGroup Properties, Inc.	6,461	1,079,762
First Industrial Realty Trust, Inc.	21,052	1,013,233
Lineage, Inc.(2)	6,271	272,914
Prologis, Inc.	119,973	12,611,562
Rexford Industrial Realty, Inc.	44,225	1,573,083
STAG Industrial, Inc.	34,850	1,264,358
Terreno Realty Corp.	17,709	992,943
		$19,536,349
Insurance — 5.4%
Aflac, Inc.	75,666	$7,979,736
Allstate Corp.	39,547	7,961,207
American Financial Group, Inc.	12,097	1,526,762
American International Group, Inc.	91,812	7,858,189
Arch Capital Group Ltd.	58,173	5,296,652
Axis Capital Holdings Ltd.	12,543	1,302,214
Cincinnati Financial Corp.	28,152	4,192,396
Everest Group Ltd.	7,575	2,574,364
First American Financial Corp.	17,210	1,056,522
Globe Life, Inc.	14,165	1,760,568
Hanover Insurance Group, Inc.	6,612	1,123,180
Hartford Insurance Group, Inc.	49,057	6,223,862
Lincoln National Corp.	31,169	1,078,447
Marsh & McLennan Cos., Inc.	16,950	3,705,948
Security	Shares	Value
Insurance (continued)
MetLife, Inc.	91,305	$ 7,342,748
Old Republic International Corp.	42,080	1,617,555
Primerica, Inc.	3,036	830,862
Principal Financial Group, Inc.	40,917	3,250,037
Progressive Corp.	16,121	4,302,050
Prudential Financial, Inc.	62,859	6,753,571
Reinsurance Group of America, Inc.	12,135	2,407,099
RenaissanceRe Holdings Ltd.	8,146	1,978,663
Selective Insurance Group, Inc.	9,422	816,416
Travelers Cos., Inc.	33,090	8,852,899
Unum Group	30,953	2,499,764
W.R. Berkley Corp.	37,251	2,736,831
Willis Towers Watson PLC	1,909	585,109
		$97,613,651
Interactive Media & Services — 0.1%
Snap, Inc., Class A(1)	107,693	$935,852
		$935,852
IT Services — 1.4%
Accenture PLC, Class A	20,964	$6,265,930
Akamai Technologies, Inc.(1)	3,557	283,706
Amdocs Ltd.	12,748	1,163,128
Cognizant Technology Solutions Corp., Class A	56,642	4,419,775
EPAM Systems, Inc.(1)	1,773	313,502
International Business Machines Corp.	42,200	12,439,716
Kyndryl Holdings, Inc.(1)	24,066	1,009,809
Twilio, Inc., Class A(1)	2,919	363,007
		$26,258,573
Leisure Products — 0.1%
Hasbro, Inc.	16,382	$1,209,319
Mattel, Inc.(1)	45,132	890,003
		$2,099,322
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	2,225	$262,572
Avantor, Inc.(1)	119,591	1,609,695
Bio-Rad Laboratories, Inc., Class A(1)	3,477	839,070
Charles River Laboratories International, Inc.(1)	3,707	562,463
Danaher Corp.	48,554	9,591,357
Illumina, Inc.(1)	27,048	2,580,650
IQVIA Holdings, Inc.(1)	15,067	2,374,409
Repligen Corp.(1)	4,129	513,565
Revvity, Inc.	17,238	1,667,259
Thermo Fisher Scientific, Inc.	25,840	10,477,086
		$30,478,126
Machinery — 3.6%
AGCO Corp.	3,953	$407,791

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Allison Transmission Holdings, Inc.	6,518	$ 619,145
Caterpillar, Inc.	25,368	9,848,111
CNH Industrial NV	167,912	2,176,140
Cummins, Inc.	17,688	5,792,820
Deere & Co.	18,738	9,528,086
Donaldson Co., Inc.	4,908	340,370
Dover Corp.	28,179	5,163,238
ESAB Corp.	2,285	275,457
Flowserve Corp.	12,597	659,453
Fortive Corp.	17,825	929,217
Gates Industrial Corp. PLC(1)	35,947	827,859
IDEX Corp.	5,632	988,810
Illinois Tool Works, Inc.	4,855	1,200,399
ITT, Inc.	1,307	204,977
JBT Marel Corp.	5,267	633,409
Lincoln Electric Holdings, Inc.	1,066	221,003
Middleby Corp.(1)	8,801	1,267,344
Mueller Industries, Inc.	8,985	714,038
Nordson Corp.	3,451	739,791
Oshkosh Corp.	12,225	1,388,027
Otis Worldwide Corp.	9,598	950,394
PACCAR, Inc.	73,003	6,939,665
Parker-Hannifin Corp.	3,760	2,626,247
Pentair PLC	10,297	1,057,090
Snap-on, Inc.	7,944	2,472,014
Stanley Black & Decker, Inc.	29,570	2,003,367
Timken Co.	11,480	832,874
Toro Co.	12,406	876,856
Watts Water Technologies, Inc., Class A	742	182,450
Westinghouse Air Brake Technologies Corp.	985	206,210
Xylem, Inc.	19,488	2,520,968
		$64,593,620
Media — 1.8%
Charter Communications, Inc., Class A(1)	14,915	$6,097,401
Comcast Corp., Class A	464,397	16,574,329
Interpublic Group of Cos., Inc.	63,785	1,561,457
Liberty Broadband Corp., Class C(1)	20,356	2,002,623
New York Times Co., Class A	3,842	215,075
Nexstar Media Group, Inc.	4,929	852,471
Omnicom Group, Inc.	33,090	2,380,495
Paramount Global, Class B	105,879	1,365,839
Sirius XM Holdings, Inc.	36,863	846,743
		$31,896,433
Metals & Mining — 0.8%
Nucor Corp.	48,431	$6,273,752
Reliance, Inc.	13,650	4,284,735
Steel Dynamics, Inc.	34,582	4,426,842
		$14,985,329
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.(2)	119,433	$ 1,097,589
Annaly Capital Management, Inc.	23,424	440,840
Rithm Capital Corp.	89,890	1,014,858
Starwood Property Trust, Inc.(2)	55,472	1,113,323
		$ 3,666,610
Multi-Utilities — 2.9%
Ameren Corp.	51,182	$ 4,915,519
CMS Energy Corp.	55,243	3,827,235
Consolidated Edison, Inc.	63,386	6,360,785
Dominion Energy, Inc.	136,067	7,690,507
DTE Energy Co.	38,404	5,086,994
NiSource, Inc.	87,329	3,522,852
Public Service Enterprise Group, Inc.	81,408	6,852,925
Sempra	102,385	7,757,712
WEC Energy Group, Inc.	58,359	6,081,008
		$52,095,537
Office REITs — 0.3%
BXP, Inc.	27,509	$1,856,032
COPT Defense Properties	21,476	592,308
Cousins Properties, Inc.	31,419	943,513
Kilroy Realty Corp.(2)	21,181	726,720
Vornado Realty Trust	31,580	1,207,619
		$5,326,192
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.(2)	136,780	$5,746,128
		$5,746,128
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	7,125	$612,679
		$612,679
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	22,458	$1,111,222
American Airlines Group, Inc.(1)	120,350	1,350,327
Delta Air Lines, Inc.	119,126	5,858,617
		$8,320,166
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	14,335	$1,158,268
Kenvue, Inc.	42,498	889,483
		$2,047,751
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	265,145	$12,273,562
Elanco Animal Health, Inc.(1)	89,149	1,273,048
Jazz Pharmaceuticals PLC(1)	10,591	1,123,917
Merck & Co., Inc.	296,939	23,505,691

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	705,780	$ 17,108,107
Royalty Pharma PLC, Class A	67,041	2,415,487
		$ 57,699,812
Professional Services — 0.5%
Automatic Data Processing, Inc.	11,821	$ 3,645,596
Booz Allen Hamilton Holding Corp.	13,351	1,390,240
Broadridge Financial Solutions, Inc.	472	114,710
FTI Consulting, Inc.(1)	2,804	452,846
Genpact Ltd.	20,346	895,427
Parsons Corp.(1)	2,000	143,540
Paychex, Inc.	5,980	869,851
Robert Half, Inc.	16,161	663,409
Science Applications International Corp.	5,952	670,255
SS&C Technologies Holdings, Inc.	11,381	942,347
		$9,788,221
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	7,162	$1,003,539
Jones Lang LaSalle, Inc.(1)	8,277	2,117,091
Zillow Group, Inc., Class C(1)	25,554	1,790,058
		$4,910,688
Residential REITs — 1.1%
AvalonBay Communities, Inc.	25,855	$5,261,492
Camden Property Trust	12,206	1,375,494
Equity LifeStyle Properties, Inc.	17,403	1,073,243
Equity Residential	70,025	4,725,987
Essex Property Trust, Inc.	9,719	2,754,365
Invitation Homes, Inc.	29,754	975,931
Mid-America Apartment Communities, Inc.	19,483	2,883,679
UDR, Inc.	31,338	1,279,531
		$20,329,722
Retail REITs — 1.4%
Brixmor Property Group, Inc.	56,909	$1,481,910
Federal Realty Investment Trust	16,023	1,522,025
Kimco Realty Corp.	123,468	2,595,297
NNN REIT, Inc.	34,915	1,507,630
Phillips Edison & Co., Inc.	19,746	691,702
Realty Income Corp.	141,531	8,153,601
Regency Centers Corp.	29,251	2,083,549
Simon Property Group, Inc.	43,733	7,030,517
		$25,066,231
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc.(1)	3,750	$128,212
Analog Devices, Inc.	9,852	2,344,973
Cirrus Logic, Inc.(1)	3,430	357,595
Entegris, Inc.	10,654	859,245
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	584,973	$ 13,103,395
Marvell Technology, Inc.	49,597	3,838,808
Microchip Technology, Inc.	53,234	3,746,076
Micron Technology, Inc.	94,031	11,589,321
MKS, Inc.	11,709	1,163,406
ON Semiconductor Corp.(1)	4,653	243,864
QUALCOMM, Inc.	67,481	10,747,024
Skyworks Solutions, Inc.	23,715	1,767,242
Teradyne, Inc.	7,149	642,838
Texas Instruments, Inc.	57,164	11,868,390
Universal Display Corp.	900	139,014
		$62,539,403
Software — 0.1%
ACI Worldwide, Inc.(1)	8,570	$393,449
Confluent, Inc., Class A(1)	4,153	103,534
Dolby Laboratories, Inc., Class A	3,633	269,787
Q2 Holdings, Inc.(1)	2,091	195,697
Roper Technologies, Inc.	2,073	1,175,059
Varonis Systems, Inc.(1)	5,374	272,730
		$2,410,256
Specialized REITs — 1.7%
American Tower Corp.	26,213	$5,793,597
Crown Castle, Inc.	23,373	2,401,108
CubeSmart	38,273	1,626,603
Digital Realty Trust, Inc.	37,611	6,556,726
Equinix, Inc.	1,275	1,014,224
Extra Space Storage, Inc.	34,138	5,033,307
Lamar Advertising Co., Class A	10,643	1,291,635
National Storage Affiliates Trust	7,771	248,594
Public Storage	14,262	4,184,756
SBA Communications Corp.	3,339	784,131
Weyerhaeuser Co.	93,418	2,399,908
		$31,334,589
Specialty Retail — 2.0%
AutoNation, Inc.(1)	3,905	$775,728
Bath & Body Works, Inc.	29,490	883,520
Best Buy Co., Inc.	25,446	1,708,190
Boot Barn Holdings, Inc.(1)	1,000	152,000
Burlington Stores, Inc.(1)	1,906	443,412
CarMax, Inc.(1)	21,155	1,421,828
Carvana Co.(1)	816	274,959
Dick's Sporting Goods, Inc.	7,338	1,451,530
Five Below, Inc.(1)	3,786	496,647
Floor & Decor Holdings, Inc., Class A(1)	7,197	546,684
GameStop Corp., Class A(1)	22,991	560,751
Gap, Inc.	34,165	745,139
Group 1 Automotive, Inc.	1,694	739,787
Home Depot, Inc.	32,975	12,089,954

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Lithia Motors, Inc., Class A	3,497	$ 1,181,357
Lowe's Cos., Inc.	35,747	7,931,187
Penske Automotive Group, Inc.	2,304	395,850
Ross Stores, Inc.	9,824	1,253,346
Tractor Supply Co.	28,825	1,521,095
Urban Outfitters, Inc.(1)	6,362	461,499
Williams-Sonoma, Inc.	1,758	287,204
		$ 35,321,667
Technology Hardware, Storage & Peripherals — 1.2%
Dell Technologies, Inc., Class C	24,172	$2,963,487
Hewlett Packard Enterprise Co.	205,915	4,210,962
HP, Inc.	147,721	3,613,256
NetApp, Inc.	21,409	2,281,129
Sandisk Corp.(1)	18,508	839,338
Seagate Technology Holdings PLC	33,259	4,800,271
Western Digital Corp.	54,504	3,487,711
		$22,196,154
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.(1)	5,548	$561,902
NIKE, Inc., Class B	110,107	7,822,001
Ralph Lauren Corp.	1,037	284,428
Tapestry, Inc.	8,998	790,114
VF Corp.	52,528	617,204
		$10,075,649
Trading Companies & Distributors — 0.5%
Air Lease Corp.	19,449	$1,137,572
Applied Industrial Technologies, Inc.	1,422	330,544
Core & Main, Inc., Class A(1)	9,233	557,211
Ferguson Enterprises, Inc.	9,847	2,144,184
GATX Corp.	6,565	1,008,121
SiteOne Landscape Supply, Inc.(1)	470	56,842
United Rentals, Inc.	1,354	1,020,104
Watsco, Inc.	3,688	1,628,695
WESCO International, Inc.	6,385	1,182,502
		$9,065,775
Water Utilities — 0.3%
American Water Works Co., Inc.	29,099	$4,047,962
Essential Utilities, Inc.	47,380	1,759,693
		$5,807,655
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	21,201	$5,051,350
		$5,051,350
Total Common Stocks (identified cost $1,454,769,140)		$1,805,360,749

Short-Term Investments — 0.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(3)	1,953,333	$ 1,953,333
Total Affiliated Fund (identified cost $1,953,333)		$ 1,953,333
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(4)	1,972,232	$ 1,972,232
Total Securities Lending Collateral (identified cost $1,972,232)		$ 1,972,232
Total Short-Term Investments (identified cost $3,925,565)		$ 3,925,565
Total Investments — 100.0% (identified cost $1,458,694,705)		$1,809,286,314
Other Assets, Less Liabilities — (0.0)%†		$ (410,771)
Net Assets — 100.0%		$1,808,875,543

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $9,403,332 and the total market value of the collateral received by the Fund was $9,737,450, comprised of cash of $1,972,232 and U.S. government and/or agencies securities of $7,765,218.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
US Large-Cap Value Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,953,333, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,734,952	$84,455,911	$(84,237,530)	$ —	$ —	$1,953,333	$43,255	1,953,333

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,805,360,749(1)	$ —	$ —	$1,805,360,749
Short-Term Investments:
Affiliated Fund	1,953,333	—	—	1,953,333
Securities Lending Collateral	1,972,232	—	—	1,972,232
Total Investments	$1,809,286,314	$ —	$ —	$1,809,286,314

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.